Equity dividends	12 Months Ended
Mar. 31, 2021
Equity dividends
Equity dividends

 9. Equity dividends

Dividends are one type of shareholder return, historically paid to our shareholders in February and August.

	2021	2020	2019
	€m	€m	€m
Declared during the financial year:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share, 2018: 10.23 eurocents per share)	1,205	1,112	2,729
Interim dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.84 eurocents per share)	1,207	1,205	1,293
	2,412	2,317	4,022
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share, 2019: 4.16 eurocents per share)	1,260	1,205	1,112